Organization and Principal Activities (Schedule of Consolidated Balances and Transactions) (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Cash	¥ 661,407		¥ 648,253	$ 99,184	¥ 787,257	$ 118,056	¥ 206,391
Accounts receivable	410,384			61,541	364,782
Inventories	357,387			53,593	334,347
Advance to suppliers	96,947			14,538	34,668
Amounts due from related parties	33,926			5,088	37,565
Prepayments and other current assets	79,910			11,983	112,122
Investment in cost method of investee	20,057			3,008	13,307
Property and equipment, net	94,908			14,232	59,208
Intangible assets	24,865			3,729	20,128
Other non-current assets	15,991			2,398	13,830
Total assets	1,846,794			276,944	1,889,173
Accounts payable	378,842			56,811	457,493
Accrued expenses and other current liabilities	142,188			21,323	150,859
Total Liabilities	600,490			$ 90,050	654,702
Net Revenue	2,117,775	$ 317,579	1,582,394
Operating expenses	2,090,644	313,510	1,575,911
Net cash (used in) provided by operating activities	(89,254)	(13,384)	(14,926)
Net cash used in investing activities	(5,064)	(759)	(264,512)
Net cash provided by financing activities	(40,909)	$ (6,135)	710,007
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Cash	12,623				5,269
Accounts receivable	6,634				0
Inventories	7,369				50,394
Advance to suppliers	2,253				646
Amounts due from related parties	24,887				15,741
Prepayments and other current assets	5,659				9,410
Investment in cost method of investee	6,750				0
Property and equipment, net	63				42
Intangible assets	85				0
Other non-current assets	669				115
Total assets	66,992				81,617
Accounts payable	1,998				1,783
Accrued expenses and other current liabilities	27,715				45,078
Total Liabilities	29,713				¥ 46,861
Net Revenue	57,043		77,185
Operating expenses	(59,239)		(92,673)
Net loss	(2,186)		(15,502)
Net cash (used in) provided by operating activities	14,170		(445)
Net cash used in investing activities	(6,816)		(48)
Net cash provided by financing activities	¥ 0		¥ 0